Quarterly Report
November 30, 2021
MFS®  Mid Cap Growth Fund
OTC-Q1

Portfolio of Investments
11/30/21 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.0%
Aerospace & Defense – 0.7%
Howmet Aerospace, Inc.	4,018,680	$113,045,468
Automotive – 2.1%
Copart, Inc. (a)	1,553,575	$225,516,947
LKQ Corp.	1,936,840	108,269,356
		$333,786,303
Biotechnology – 0.8%
Adaptive Biotechnologies Corp. (a)	1,236,008	$32,247,449
Alnylam Pharmaceuticals, Inc. (a)	489,683	90,003,735
		$122,251,184
Brokerage & Asset Managers – 2.9%
Morningstar, Inc.	216,925	$67,318,335
NASDAQ, Inc.	1,233,039	250,590,516
Tradeweb Markets, Inc.	1,499,527	143,954,592
		$461,863,443
Business Services – 11.4%
Clarivate PLC (a)	8,503,590	$198,473,791
CoStar Group, Inc. (a)	2,477,362	192,639,669
Endava PLC, ADR (a)	490,036	76,710,235
Equifax, Inc.	830,830	231,510,780
IHS Markit Ltd.	332,052	42,442,887
MSCI, Inc.	689,406	433,946,607
Thoughtworks Holding, Inc. (a)	2,365,957	69,085,944
Tyler Technologies, Inc. (a)	426,447	221,317,464
Verisk Analytics, Inc., “A”	1,409,989	317,064,226
		$1,783,191,603
Cable TV – 0.4%
Cable One, Inc.	34,656	$61,412,511
Computer Software – 11.3%
Autodesk, Inc. (a)	653,331	$166,070,207
Black Knight, Inc. (a)	2,120,977	151,586,226
Bumble, Inc., “A” (a)	1,098,685	37,640,948
Cadence Design Systems, Inc. (a)	2,332,829	413,983,834
CCC Intelligent Holdings, Inc. (a)(l)	2,632,429	33,826,713
CCC Intelligent Holdings, Inc. (PIPE) (a)	452,972	5,820,690
Coupa Software, Inc. (a)	298,911	58,783,837
DocuSign, Inc. (a)	407,477	100,386,034
Dun & Bradstreet Holdings, Inc. (a)	5,108,379	97,059,201
Eventbrite, Inc. (a)	2,651,794	40,042,090
Everbridge, Inc. (a)	699,192	79,302,357
Okta, Inc. (a)	478,561	103,000,684
Paylocity Holding Corp. (a)	818,762	206,606,403
Qualtrics International, “A” (a)	708,234	22,918,452
Synopsys, Inc. (a)	635,145	216,584,445
Topicus.Com, Inc. (a)	197,211	17,625,410
Unity Software, Inc. (a)	143,231	24,691,592
		$1,775,929,123

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software - Systems – 7.2%
Constellation Software, Inc.	104,933	$178,552,439
NICE Systems Ltd., ADR (a)	926,837	270,617,867
ServiceNow, Inc. (a)	255,825	165,697,853
Square, Inc., “A” (a)	565,201	117,748,324
SS&C Technologies Holdings, Inc.	997,278	76,122,230
TransUnion	2,329,338	258,999,092
Wix.com Ltd. (a)	383,803	58,645,098
		$1,126,382,903
Construction – 5.3%
AZEK Co., Inc. (a)	2,745,905	$107,694,394
Builders FirstSource, Inc. (a)	2,011,088	139,649,951
Pool Corp.	526,958	291,997,967
SiteOne Landscape Supply, Inc. (a)	166,639	40,053,350
Vulcan Materials Co.	1,333,539	255,559,414
		$834,955,076
Consumer Products – 0.6%
Scotts Miracle-Gro Co.	629,395	$91,193,041
Consumer Services – 1.6%
Bright Horizons Family Solutions, Inc. (a)	1,837,679	$225,942,633
Peloton Interactive, Inc., “A” (a)	660,270	29,051,880
		$254,994,513
Containers – 0.7%
Ball Corp.	1,200,404	$112,177,754
Electrical Equipment – 2.9%
AMETEK, Inc.	2,183,946	$298,108,629
Fortive Corp.	478,506	35,347,238
Littlefuse, Inc.	394,705	117,811,549
		$451,267,416
Electronics – 6.4%
ASM International N.V.	319,464	$142,225,746
Entegris, Inc.	2,015,415	294,411,823
Monolithic Power Systems, Inc.	888,237	491,603,650
Silicon Laboratories, Inc. (a)	353,531	69,387,530
		$997,628,749
Food & Beverages – 0.1%
Dutch Bros, Inc., “A” (a)(l)	177,414	$9,374,556
Gaming & Lodging – 2.0%
Caesars Entertainment, Inc. (a)	1,194,881	$107,622,932
Penn National Gaming, Inc. (a)	819,728	41,994,665
Red Rock Resorts, Inc.	2,505,220	119,098,159
Vail Resorts, Inc.	157,490	52,241,008
		$320,956,764
General Merchandise – 0.7%
Five Below, Inc. (a)	525,636	$106,935,388
Insurance – 1.8%
Arthur J. Gallagher & Co.	1,754,251	$285,767,488

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Internet – 3.4%
Gartner, Inc. (a)	428,539	$133,811,303
IAC/InterActiveCorp (a)	837,902	111,985,602
Match Group, Inc. (a)	1,887,845	245,400,972
Toast, Inc., “A” (a)(l)	283,077	11,320,249
Vimeo, Inc. (a)	1,360,334	26,268,049
		$528,786,175
Leisure & Toys – 1.9%
Electronic Arts, Inc.	401,142	$49,829,859
Roblox Corp., “A” (a)	582,018	73,392,470
Take-Two Interactive Software, Inc. (a)	1,025,856	170,168,993
		$293,391,322
Machinery & Tools – 1.4%
IDEX Corp.	978,487	$219,758,395
Medical & Health Technology & Services – 5.3%
Charles River Laboratories International, Inc. (a)	968,926	$354,500,956
Guardant Health, Inc. (a)	716,095	75,275,906
ICON PLC (a)	1,000,978	270,734,520
IDEXX Laboratories, Inc. (a)	213,943	130,092,320
		$830,603,702
Medical Equipment – 12.9%
Agilent Technologies, Inc.	1,225,272	$184,893,545
Align Technology, Inc. (a)	268,416	164,144,436
Bio-Techne Corp.	523,384	247,052,950
Envista Holdings Corp. (a)	2,058,078	79,853,426
Maravai Lifesciences Holdings, Inc., “A” (a)	2,471,700	113,549,898
Masimo Corp. (a)	665,164	184,995,412
Mettler-Toledo International, Inc. (a)	47,645	72,140,724
PerkinElmer, Inc.	2,430,480	442,736,237
STERIS PLC	1,346,592	294,270,750
West Pharmaceutical Services, Inc.	559,025	247,458,006
		$2,031,095,384
Network & Telecom – 1.1%
CoreSite Realty Corp., REIT	1,018,704	$174,249,319
Other Banks & Diversified Financials – 0.2%
Altimeter Growth Corp. 2 (SPAC) (a)	2,014,554	$20,226,122
Catalyst Partners Acquisition Corp. (SPAC Units) (a)	1,387,766	13,877,660
		$34,103,782
Pharmaceuticals – 0.5%
Ascendis Pharma (a)	608,423	$83,366,119
Pollution Control – 1.0%
Waste Connections, Inc.	1,167,973	$155,410,487
Printing & Publishing – 1.9%
Warner Music Group Corp.	1,791,709	$77,634,751
Wolters Kluwer N.V.	1,963,844	220,300,108
		$297,934,859
Railroad & Shipping – 0.4%
Kansas City Southern Co.	234,854	$68,307,286

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Real Estate – 1.2%
Extra Space Storage, Inc., REIT	983,331	$196,666,200
Restaurants – 2.2%
Chipotle Mexican Grill, Inc., “A” (a)	113,416	$186,388,989
Domino's Pizza, Inc.	296,048	155,170,599
Sweetgreen, Inc. (a)	124,891	4,768,338
		$346,327,926
Specialty Stores – 5.9%
Burlington Stores, Inc. (a)	690,934	$202,533,483
Chewy, Inc., “A” (a)	1,172,443	80,030,959
Farfetch Ltd., “A” (a)	1,025,605	35,291,068
Lululemon Athletica, Inc. (a)	434,222	197,314,819
O'Reilly Automotive, Inc. (a)	198,949	126,961,294
Tractor Supply Co.	609,243	137,280,725
Ulta Beauty, Inc. (a)	388,251	149,068,972
		$928,481,320
Telecommunications - Wireless – 0.8%
SBA Communications Corp., REIT	345,307	$118,716,547
Total Common Stocks		$15,550,312,106
	Strike Price	First Exercise
Warrants – 0.0%
Computer Software – 0.0%
CCC Intelligent Holdings, Inc. (1 share for 1 warrant, Expiration 8/14/25) (a)	$11.50	8/14/20	369,639	$1,441,592

Investment Companies (h) – 0.9%
Money Market Funds – 0.9%
MFS Institutional Money Market Portfolio, 0.05% (v)	139,343,600	$139,343,600
Collateral for Securities Loaned – 0.0%
JPMorgan U.S. Government Money Market Fund, 0.03% (j)	4,755,150	$4,755,150

Other Assets, Less Liabilities – 0.1%		8,776,898
Net Assets – 100.0%		$15,704,629,346
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $139,343,600 and $15,556,508,848, respectively.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
PIPE	Private Investment in Public Equity
REIT	Real Estate Investment Trust
SPAC	Special Purpose Acquisition Company
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
11/30/21 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of November 30, 2021 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$13,837,980,120	$5,820,690	$—	$13,843,800,810
Netherlands	—	362,525,854	—	362,525,854
Canada	351,588,336	—	—	351,588,336
Israel	329,262,965	—	—	329,262,965
United Kingdom	310,475,094	—	—	310,475,094
Ireland	270,734,520	—	—	270,734,520
Denmark	83,366,119	—	—	83,366,119
Mutual Funds	144,098,750	—	—	144,098,750
Total	$15,327,505,904	$368,346,544	$—	$15,695,852,448
For further information regarding security characteristics, see the Portfolio of Investments.
The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The table

Supplemental Information (unaudited) – continued
presents the activity of level 3 securities held at the beginning and the end of the period.
Equity Securities
Balance as of 8/31/21	$5,135,763
Change in unrealized appreciation or depreciation	(684,927)
Transfers out of level 3	(5,820,690)
Balance as of 11/30/21	$—
(2) Securities Lending Collateral
At November 30, 2021, the value of securities loaned was $10,163,129. These loans were collateralized by cash of $4,755,150 and U.S. Treasury Obligations (held by the lending agent) of $6,244,575.
(3) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$192,794,084	$284,556,280	$338,006,764	$—	$—	$139,343,600
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$16,453	$—
(4) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. Multiple surges in cases globally, the availability and widespread adoption of vaccines, and the emergence of variant strains of the virus continue to create uncertainty as to the future and long-term impacts resulting from the pandemic including impacts to the prices and liquidity of the fund's investments and the fund's performance.